OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS
7.	OTHER CURRENT ASSETS

Other current assets consist of the following:

	As of December 31,
	2013	2014

Input VAT receivable	$12,800	$16,692
Prepaid selling and marketing fees(i)	-	2,625
Advances to employees	428	1,235
Short-term deposits	449	1,142
Prepaid agency fees	538	579
Prepaid income tax	684	473
Prepaid individual income tax	-	451
Other assets from nonmonetary transactions	182	467
Receivables from ADS depositary	-	463
Interest receivable	422	267
Investment in films and TV Series(ii)	3,634	-
Other prepaid expenses	1,300	1,226
	$20,437	$25,620

(i)	Prepaid selling and marketing fees represents the prepayments for promotion of the Group's digital frame media in airports.

(ii)
Investment in films and TV Series represents the amount invested in films and TV Series produced by other companies, which are expected to receive investment returns within one year. Please see Note 9 for details.